Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Sep. 18, 2020	Dec. 31, 2019 shares	Sep. 30, 2020
Summary Of Significant Accounting Policies [Line Items]
Depreciation expense description		Depreciation expense is recognized using the straight-line method over the estimated useful life of the asset, ranging from 5-7 years
Reverse stock split	0.8646
Series B Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock issued		7,628,846
Series C Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock issued		3,443,612
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, ASU, adopted			true
Change in accounting principle, ASU, adoption date			Jan. 01, 2020
Change in accounting principle, ASU, immaterial effect			true
Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of tax benefit recognized upon settlement		50.00%